Investments in Mortgage Revenue Bonds Investment in Bonds Narrative Tagging (Details)		1 Months Ended				12 Months Ended
		Nov. 30, 2015 USD ($) Unit	Jun. 30, 2015 USD ($) Unit	Apr. 30, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2015 USD ($) Unit		Dec. 31, 2014 USD ($) Unit		Dec. 31, 2013 USD ($)	Jan. 01, 2017	Sep. 30, 2015 USD ($)	Sep. 01, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2015 Integer	Jun. 25, 2015 USD ($)	Jun. 01, 2015 USD ($)	Apr. 30, 2015 USD ($)	Nov. 30, 2014 USD ($) Unit	Mar. 31, 2014 USD ($) Unit
Weighted Average Base Rate of Mortgage Revenue Bonds						6.30%
Adverse change rate						10.00%
Available-for-sale Securities, Gross Unrealized Loss						$ 43,063		$ 19,582
Available-for-sale Securities						47,366,656		70,601,045
TOB Financing				$ 873,000		23,400,000
Property loan receivable, gross						29,874,523		22,191,515
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities						22,896,089		7,214,136		$ 2,764,286
Cost adjusted for pay-downs						45,502,220		65,538,068
Available-for-sale Securities, at Par Value						534,745,500		409,506,066
Payments to Acquire Available-for-sale Securities						188,572,000		142,794,827		148,624,000
Debt financing						456,431,288
Available-for-sale Securities, Fair Value Disclosure Held in Trust						536,316,481		378,423,092
Available-for-sale Securities, Amortized Cost Basis, Held in Trust						484,817,254		338,861,752
Available-for-sale Securities, Gross Realized Gain (Loss)						$ (630,919)		$ (2,413,713)		$ (651,849)
CALIFORNIA
Percentage of Available for Sale Securities by Location						8.00%		18.00%
San Antonio, Texas [Member]
Percentage of Available for Sale Securities by Location						51.00%		38.00%
Baltimore, Maryland [Member]
Percentage of Available for Sale Securities by Location						8.00%		10.00%
Walk Apartments [Member]
Number of Units in Real Estate Property | Unit						112
Crossing at 1415 Apts [Member]
Number of Units in Real Estate Property | Unit		112
Heights at 515 Apartments [Member]
Number of Units in Real Estate Property		97
The Suites on Paseo [Member]
Number of Units in Real Estate Property | Unit						394
Debt Instrument, Interest Rate, Stated Percentage	[1]							6.25%
Available-for-sale Security, Maturity Date at a point in time	[1]							Dec. 01, 2048
Cash Received for Accrued Investment Income Receivable																$ 500,000
Accrued Investment Income Receivable																	$ 674,000
Real Estate Investment Property, at Cost												$ 43,400,000	$ 43,400,000
Property loan receivable, gross													$ 1,100,000					$ 567,000
Available-for-sale Securities, at Par Value	[1]							$ 35,450,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]							38,643,691
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]							35,450,000
Seasons at Simi Valley [Member]
Available-for-sale Securities						$ 6,724,110
Number of Units in Real Estate Property | Unit						69
Cost adjusted for pay-downs						$ 6,320,000
Silver Moon [Member]
Number of Units in Real Estate Property | Unit			151
Debt Instrument, Interest Rate, Stated Percentage						6.00%
Vantage at Harlingen [Member]
Available-for-sale Securities								$ 7,399,813
Number of Units in Real Estate Property | Unit			288
Debt Instrument, Interest Rate, Stated Percentage						9.00%	[3],[4]	9.00%
Available-for-sale Security, Maturity Date at a point in time						Sep. 01, 2053	[3],[4]	Sep. 01, 2053
Cost adjusted for pay-downs								$ 6,692,000
Soft Interest Rate			3.00%
Soft Interest Income			$ 330,000
Available-for-sale Securities, at Par Value						$ 24,575,000	[3],[4]	6,692,000
Renaissance Gateway [Member]
Number of Units in Real Estate Property | Unit						208
Vantage at Judson [Member]
Available-for-sale Securities								$ 6,766,230
Number of Units in Real Estate Property | Unit						288
Debt Instrument, Interest Rate, Stated Percentage						9.00%	[3],[4]	9.00%
Available-for-sale Security, Maturity Date at a point in time						Feb. 01, 2053	[3],[4]	Jan. 01, 2053
Cost adjusted for pay-downs								$ 6,049,000
Soft Interest Rate						3.00%
Soft Interest Income						$ 446,000
Available-for-sale Securities, at Par Value						$ 26,540,000	[3],[4]	6,049,000
Avistar at the Parkway Apartments [Member]
Number of Units in Real Estate Property | Unit						236
Concord at Gulfgate [Member]
Number of Units in Real Estate Property | Unit						288
Concord at Little York [Member]
Number of Units in Real Estate Property | Unit						276
Concord at Williamcrest [Member]
Number of Units in Real Estate Property | Unit						288
Concord Portfolio [Member]
TOB Financing														$ 41,800,000
Number of Available for Sale Securities, Held in a Trust | Integer															3
Glenview Apts [Member]
Available-for-sale Securities								6,723,000
Number of Units in Real Estate Property | Unit																			88
Cost adjusted for pay-downs								6,723,000
Montclair Apts [Member]
Available-for-sale Securities								3,458,000
Number of Units in Real Estate Property | Unit																			80
Cost adjusted for pay-downs								3,458,000
Santa Fe Apts [Member]
Available-for-sale Securities								4,736,000
Number of Units in Real Estate Property | Unit																			89
Cost adjusted for pay-downs								4,736,000
Pro Nova 1 and 2 [Member]
TOB Financing								$ 18,000,000
Debt Instrument, Maturity Date								Jul. 01, 2017
Discounted Purchase Price of Available-for-sale Security								99.00%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate								4.00%
Pro Nova 2014-2 [Member]
Debt Instrument, Interest Rate, Stated Percentage								5.30%
Debt Instrument, Maturity Date								May 01, 2025
Available-for-sale Securities, at Par Value								$ 10,000,000
Pro Nova 2014-1 [Member]
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Debt Instrument, Maturity Date								May 01, 2034
Available-for-sale Securities, at Par Value								$ 10,000,000
Heritage Square [Member]
Available-for-sale Securities								$ 12,814,125
Number of Units in Real Estate Property | Unit								204
Cost adjusted for pay-downs								$ 11,705,000
Bruton Apartments [Member]
Available-for-sale Securities								$ 18,100,000
Number of Units in Real Estate Property | Unit								264
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Available-for-sale Security, Maturity Date at a point in time								Aug. 01, 2054
Live 929 Apartments [Member]
Available-for-sale Securities								$ 40,300,000
Number of Units in Real Estate Property | Unit								572
Debt Instrument, Interest Rate, Stated Percentage						5.78%	[5]	5.78%	[1]
Available-for-sale Security, Maturity Date at a point in time						Jul. 01, 2049	[5]	Jul. 01, 2049	[1]
Available-for-sale Securities, at Par Value						$ 40,175,000	[5]	$ 40,245,000	[1]
Settlement Liabilities, Current								35,000,000
Payments to Acquire Available-for-sale Securities								5,300,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]					46,631,412		44,693,484
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]					$ 40,801,557		$ 40,895,739
Autumn Pines [Member]
Proceeds from Sale of Available-for-sale Securities				$ 13,100,000
Business Acquisition, Effective Date of Acquisition				Jun. 01, 2011
Autumn Pines [Member] | Limited Partner [Member]
Reclassification of Tier II Income				$ 650,000
Autumn Pines [Member] | General Partner
Reclassification of Tier II Income				218,000
Decatur-Angle [Member]
Available-for-sale Securities																				$ 23,000,000
Number of Units in Real Estate Property | Unit																				302
Debt Instrument, Interest Rate, Stated Percentage						5.75%	[5]	5.75%	[1]											5.80%
Available-for-sale Security, Maturity Date at a point in time						Jan. 01, 2054	[5]	Jan. 01, 2054	[1]
Available-for-sale Securities, at Par Value						$ 23,000,000	[5]	$ 23,000,000	[1]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]					24,582,083		23,919,540
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]					23,000,000		23,000,000
Lost Creek [Member]
Proceeds from Sale of Available-for-sale Securities					$ 18,700,000			18,700,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust								18,500,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust								15,900,000
Available-for-sale Securities, Gross Realized Gain (Loss)								2,800,000
Lost Creek [Member] | Limited Partner [Member]
Reclassification of Tier II Income								2,100,000
Lost Creek [Member] | General Partner
Reclassification of Tier II Income								$ 709,000
Series 2015 [Member] | Columbia Gardens Apartments [Member]
Available-for-sale Securities						$ 15,000,000
Number of Units in Real Estate Property | Unit						188
Debt Instrument, Interest Rate, Stated Percentage						5.50%
Available-for-sale Security, Maturity Date at a point in time						Dec. 01, 2050
Series 2015 [Member] | Willow Run Apartments [Member]
Available-for-sale Securities						$ 15,000,000
Number of Units in Real Estate Property | Unit						200
Debt Instrument, Interest Rate, Stated Percentage						5.50%
Available-for-sale Security, Maturity Date at a point in time						Dec. 01, 2050
Series 2015 B-1 [Member]
Available-for-sale Securities						$ 3,600,000
Series B-2 [Member]
Available-for-sale Securities						$ 1,800,000
Debt Instrument, Interest Rate, Stated Percentage						5.50%
Available-for-sale Security, Maturity Date at a point in time						Jan. 01, 2018
Series B-2 [Member] | Scenario Forecast
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Series B-1 [Member]
Debt Instrument, Interest Rate, Stated Percentage						5.25%
Available-for-sale Security, Maturity Date at a point in time						Jan. 01, 2033
Series 2015 A {Member]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Available-for-sale Security, Maturity Date at a point in time		Dec. 01, 2052
Series 2015 A {Member] | Crossing at 1415 Apts [Member]
Available-for-sale Securities		$ 7,600,000
Series 2015 A {Member] | Heights at 515 Apartments [Member]
Available-for-sale Securities		$ 6,400,000
Series 2015 B [Member]
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Available-for-sale Security, Maturity Date at a point in time		Jan. 01, 2053
Series 2015 B [Member] | Crossing at 1415 Apts [Member]
Available-for-sale Securities		$ 335,000
Series 2015 B [Member] | Heights at 515 Apartments [Member]
Available-for-sale Securities		$ 510,000
Series A and B [Member] | The Suites on Paseo [Member]
Available-for-sale Securities												$ 41,000,000
Series 2015 A-1 [Member] | Seasons at Simi Valley [Member]
Available-for-sale Securities						$ 4,400,000
Debt Instrument, Interest Rate, Stated Percentage						5.75%
Available-for-sale Security, Maturity Date at a point in time						Sep. 01, 2032
Series 2015 A-2 [Member] | Seasons at Simi Valley [Member]
Available-for-sale Securities						$ 1,900,000
Debt Instrument, Interest Rate, Stated Percentage						5.50%
Available-for-sale Security, Maturity Date at a point in time						Sep. 01, 2017
Series 2015 A-2 [Member] | Seasons at Simi Valley [Member] | Second Year [Member}
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Series B [Member] | Harden Ranch, Tyler Park and Westside Village [Member]
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities						$ 5,800,000
Series B [Member] | Silver Moon [Member]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Cost adjusted for pay-downs			$ 500,000
Debt Instrument, Maturity Date						Aug. 01, 2055
Series B [Member] | Vantage at Harlingen [Member]
Debt Instrument, Interest Rate, Stated Percentage			6.00%			6.00%
Cost adjusted for pay-downs			$ 24,600,000
Debt Instrument, Maturity Date			Sep. 01, 2053
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[3]					$ 26,340,139
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]					24,575,000
Series B [Member] | Renaissance Gateway [Member]
Cost adjusted for pay-downs						$ 1,300,000
Series B [Member] | Vantage at Judson [Member]
Debt Instrument, Interest Rate, Stated Percentage						6.00%
Cost adjusted for pay-downs						$ 26,500,000
Debt Instrument, Maturity Date						Jan. 01, 2053
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[3]					$ 29,153,606
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]					$ 26,540,000
Series B [Member] | Avistar at the Parkway Apartments [Member]
Debt Instrument, Interest Rate, Stated Percentage						12.00%
Cost adjusted for pay-downs						$ 125,000
Debt Instrument, Maturity Date						May 01, 2052
Series B [Member] | Concord at Gulfgate [Member]
Available-for-sale Securities						$ 2,201,802
Debt Instrument, Interest Rate, Stated Percentage						12.00%
Available-for-sale Security, Maturity Date at a point in time						Mar. 01, 2032
Cost adjusted for pay-downs						$ 2,125,000
Available-for-sale Securities, at Par Value						2,125,000
Series B [Member] | Concord at Little York [Member]
Available-for-sale Securities, Gross Unrealized Loss						6,711
Available-for-sale Securities						$ 953,289
Debt Instrument, Interest Rate, Stated Percentage						12.00%
Available-for-sale Security, Maturity Date at a point in time						Mar. 01, 2032
Cost adjusted for pay-downs						$ 960,000
Available-for-sale Securities, at Par Value						960,000
Series B [Member] | Concord at Williamcrest [Member]
Available-for-sale Securities, Gross Unrealized Loss						19,573
Available-for-sale Securities						$ 2,780,427
Debt Instrument, Interest Rate, Stated Percentage						12.00%
Available-for-sale Security, Maturity Date at a point in time						Mar. 01, 2032
Cost adjusted for pay-downs						$ 2,800,000
Available-for-sale Securities, at Par Value						$ 2,800,000
Series B [Member] | Concord Portfolio [Member]
Debt Instrument, Interest Rate, Stated Percentage						12.00%		8.00%
Debt Instrument, Maturity Date						Mar. 01, 2032
Series B [Member] | Glenview Apts [Member]
Available-for-sale Securities, Gross Unrealized Loss						$ 7,329
Available-for-sale Securities						$ 2,045,671													$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%		5.50%
Available-for-sale Security, Maturity Date at a point in time						Dec. 01, 2016		Dec. 01, 2016
Cost adjusted for pay-downs						$ 2,053,000
Available-for-sale Securities, at Par Value						2,053,000		$ 2,053,000
Series B [Member] | Montclair Apts [Member]
Available-for-sale Securities, Gross Unrealized Loss						2,506
Available-for-sale Securities						$ 925,494													1,000,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%		5.50%
Available-for-sale Security, Maturity Date at a point in time						Dec. 01, 2016		Dec. 01, 2016
Cost adjusted for pay-downs						$ 928,000
Available-for-sale Securities, at Par Value						928,000		$ 928,000
Series B [Member] | Santa Fe Apts [Member]
Available-for-sale Securities, Gross Unrealized Loss						5,965
Available-for-sale Securities						$ 1,665,035													1,700,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%		5.50%
Available-for-sale Security, Maturity Date at a point in time						Dec. 01, 2016		Dec. 01, 2016
Cost adjusted for pay-downs						$ 1,671,000
Available-for-sale Securities, at Par Value						$ 1,671,000		$ 1,671,000
Series B [Member] | Pro Nova 2014-2 [Member]
Debt Instrument, Interest Rate, Stated Percentage						5.25%	[5]	5.25%
Available-for-sale Security, Maturity Date at a point in time						May 01, 2025	[5]	May 01, 2025
Available-for-sale Securities, at Par Value						$ 9,295,000	[5]	$ 10,000,000
Series B [Member] | Heritage Square [Member]
Available-for-sale Securities						$ 526,185		$ 520,000
Debt Instrument, Interest Rate, Stated Percentage						12.00%		12.00%
Available-for-sale Security, Maturity Date at a point in time						Oct. 01, 2051		Oct. 01, 2051
Cost adjusted for pay-downs						$ 520,000
Available-for-sale Securities, at Par Value						$ 520,000		$ 520,000
Series B [Member] | Harden Ranch [Member]
Available-for-sale Securities, Gross Unrealized Loss								1,501
Available-for-sale Securities								$ 2,338,499
Debt Instrument, Interest Rate, Stated Percentage					8.00%			5.50%
Available-for-sale Security, Maturity Date at a point in time								Mar. 01, 2016
Cost adjusted for pay-downs								$ 2,340,000
Available-for-sale Securities, at Par Value								$ 2,340,000
Series A [Member] | Silver Moon [Member]
Debt Instrument, Interest Rate, Stated Percentage			6.00%			6.00%	[3]
Available-for-sale Security, Maturity Date at a point in time	[3]					Aug. 01, 2055
Cost adjusted for pay-downs			$ 8,000,000
Debt Instrument, Maturity Date			Aug. 01, 2055
Available-for-sale Securities, at Par Value	[3]					$ 7,983,811
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[3]					9,230,160
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]					$ 7,983,811
Series A [Member] | Renaissance Gateway [Member]
Debt Instrument, Interest Rate, Stated Percentage	[3],[4]					6.00%
Available-for-sale Security, Maturity Date at a point in time	[3],[4]					Jun. 01, 2050
Cost adjusted for pay-downs						$ 8,500,000
Debt Instrument, Maturity Date						Jun. 01, 2050
Cost adjusted for pay-downs after restructuring						$ 11,500,000
Available-for-sale Securities, at Par Value	[3],[4]					$ 11,450,959
Series A [Member] | Avistar at the Parkway Apartments [Member]
Debt Instrument, Interest Rate, Stated Percentage						6.00%
Cost adjusted for pay-downs						$ 13,300,000
Debt Instrument, Maturity Date						May 01, 2052
Series A [Member] | Concord at Gulfgate [Member]
Debt Instrument, Interest Rate, Stated Percentage	[5]					6.00%
Available-for-sale Security, Maturity Date at a point in time	[5]					Feb. 01, 2032
Cost adjusted for pay-downs						$ 17,100,000
Available-for-sale Securities, at Par Value	[5]					17,060,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]					17,912,612
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]					$ 17,060,000
Series A [Member] | Concord at Little York [Member]
Debt Instrument, Interest Rate, Stated Percentage	[5]					6.00%
Available-for-sale Security, Maturity Date at a point in time	[5]					Feb. 01, 2032
Cost adjusted for pay-downs						$ 12,500,000
Available-for-sale Securities, at Par Value	[5]					12,480,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]					13,168,441
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]					$ 12,480,000
Series A [Member] | Concord at Williamcrest [Member]
Debt Instrument, Interest Rate, Stated Percentage	[5]					6.00%
Available-for-sale Security, Maturity Date at a point in time	[5]					Feb. 01, 2032
Cost adjusted for pay-downs						$ 18,000,000
Available-for-sale Securities, at Par Value	[5]					18,020,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]					19,202,543
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]					$ 18,020,000
Series A [Member] | Concord Portfolio [Member]
Debt Instrument, Interest Rate, Stated Percentage						6.00%
Debt Instrument, Maturity Date						Feb. 01, 2032
Series A [Member] | Glenview Apts [Member]
Available-for-sale Securities																			4,700,000
Debt Instrument, Interest Rate, Stated Percentage						5.75%	[3]	5.75%
Available-for-sale Security, Maturity Date at a point in time						Dec. 01, 2031	[3]	Dec. 01, 2031
Available-for-sale Securities, at Par Value						$ 4,670,000	[3]	$ 4,670,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[3]					4,880,572
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]					$ 4,670,000
Series A [Member] | Montclair Apts [Member]
Available-for-sale Securities																			2,500,000
Debt Instrument, Interest Rate, Stated Percentage						5.75%	[3]	5.75%
Available-for-sale Security, Maturity Date at a point in time						Dec. 01, 2031	[3]	Dec. 01, 2031
Available-for-sale Securities, at Par Value						$ 2,530,000	[3]	$ 2,530,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[3]					2,644,079
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]					$ 2,530,000
Series A [Member] | Santa Fe Apts [Member]
Available-for-sale Securities																			$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage						5.75%	[3]	5.75%
Available-for-sale Security, Maturity Date at a point in time						Dec. 01, 2031	[3]	Dec. 01, 2031
Available-for-sale Securities, at Par Value						$ 3,065,000	[3]	$ 3,065,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[3]					3,219,067
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]					$ 3,065,000
Series A [Member] | Pro Nova 2014-1 [Member]
Debt Instrument, Interest Rate, Stated Percentage						6.00%	[5]	6.00%
Available-for-sale Security, Maturity Date at a point in time						May 01, 2034	[5]	May 01, 2034
Available-for-sale Securities, at Par Value						$ 10,000,000	[5]	$ 10,000,000
Series A [Member] | Heritage Square [Member]
Available-for-sale Securities								$ 11,200,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%	[3]	6.00%
Available-for-sale Security, Maturity Date at a point in time						Sep. 01, 2051	[3]	Sep. 01, 2051
Available-for-sale Securities, at Par Value						$ 11,185,000	[3]	$ 11,185,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[3]					11,458,488
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]					$ 11,185,000
Series A [Member] | Harden Ranch [Member]
Debt Instrument, Interest Rate, Stated Percentage						5.75%	[6]	5.75%	[7]
Available-for-sale Security, Maturity Date at a point in time						Mar. 01, 2030	[6]	Mar. 01, 2030	[7]
Available-for-sale Securities, at Par Value						$ 6,960,000	[6]	$ 6,960,000	[7]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[6]					7,628,981		7,471,421
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[6]					6,960,000		6,960,000
Series C [Member] | Vantage at Harlingen [Member]
Cost adjusted for pay-downs			$ 6,700,000
Series C [Member] | Renaissance Gateway [Member]
Cost adjusted for pay-downs						1,700,000
Cash received for resizing of mortgage revenue bonds						1,200,000
Series C [Member] | Vantage at Judson [Member]
Cost adjusted for pay-downs						$ 6,000,000
Series D [Member] | Vantage at Harlingen [Member]
Debt Instrument, Interest Rate, Stated Percentage			9.00%
Cost adjusted for pay-downs			$ 1,300,000
Debt Instrument, Maturity Date			Oct. 01, 2053
Series D [Member] | Vantage at Judson [Member]
Debt Instrument, Interest Rate, Stated Percentage						9.00%
Cost adjusted for pay-downs						$ 934,000
Debt Instrument, Maturity Date						Feb. 01, 2053
Trading Securities [Member]
TOB Financing						$ 216,512,124		$ 174,185,857
Trading Securities [Member] | TOB Facility-1 [Member]
Debt financing				$ 9,800,000
10% adverse [Member] | Available-for-sale Securities [Member]
Available-for-sale Securities, Gross Unrealized Loss						$ 35,700,000
Effective rate - minimum [Member]
Effective rate						4.20%
Effective rate - minimum [Member] | 10% adverse [Member]
Effective rate						4.60%
Effective rate - maximum [Member]
Effective rate						12.10%
Effective rate - maximum [Member] | 10% adverse [Member]
Effective rate						13.30%

[1]	Bonds held by Deutsche Bank AG in a secured financing transaction, see Note 12
[2]	Bond held by Deutsche Bank in a secured financing transaction, see Note 12
[3]	Bonds owned by ATAX TEBS III, LLC, see Note 12
[4]	Bonds were restructured in 2015
[5]	Bond held by Deutsche Bank AG in a secured financing transaction, see Note 12
[6]	Bonds owned by ATAX TEBS II, LLC, see Note 12
[7]	Bonds held by ATAX TEBS II, LLC, see Note 12